SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND STATEMENTS OF ADDITIONAL
INFORMATION OF EACH OF THE LISTED FUNDS

DWS Emerging Markets Fixed Income Fund
DWS European Equity Fund
DWS High Conviction Global Bond Fund
DWS Global Macro Fund
Deutsche Asset Management International GmbH is now known as DWS International GmbH.
Please Retain This Supplement for Future Reference

September 11, 2018
PRO_SAISTKR-438